Accounts and Bills Receivable, Net	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Accounts and Bills Receivable, Net
8.	ACCOUNTS AND BILLS RECEIVABLE, NET

	March 31, 2015	March 31, 2014
	US$	US$
Accounts receivable	15,221,389	15,833,127
Less: Allowance for doubtful accounts	(90,617)	(74,413)

Accounts receivable, net	15,130,772	15,758,714
Bills receivable	5,362,900	5,458,170

Accounts and bills receivable, net	20,493,672	21,216,884

	Fiscal years ended
	March 31, 2015	March 31, 2014	March 31, 2013
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	74,413	—	—
Additions	16,204	74,413	—

Balance at end of fiscal year	90,617	74,413	—